Warrants - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
Class of Warrant or Right [Line Items]
Warrant contract term							5 years
Number of common stock shares called by warrant right							500,000
Warrant issued, exercise price							5.48
Warrant issued, expiration term							10 years
Warrant issued, exercise period							9 years 6 months
Reduction to revenue related to warrant		$ 223	$ 223	$ 892	$ 488	$ 141
Exercise of warrant	455,521